SAFE Notes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
S A F E Notes Disclosure [Abstract]
Amount raised to fund for SAFE Notes	$ 1,700	$ 1,250
Multiplying percentage for product of price per unit sold in transaction	80.00%
Dividing amount for price per new unit equal to quotient	$ 10,000